Earnings per share - Schedule of Earning Per Share Detail (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Profit for the year		€ 235,878	€ 149,217
Weighted average shares outstanding, basic (shares)	490,017,400	472,171,426	462,967,450
Weighted average shares outstanding, diluted (shares)	490,035,080	472,171,426	462,967,450
Earnings per share, basic (in shares)	€ 0.37	€ 0.50	€ 0.32
Earnings per share, diluted (in shares)	€ 0.37	€ 0.50	€ 0.32